S000077884 [Member] Investment Strategy - iShares Environmental Infrastructure and Industrials ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the FTSE Green Revenues Select Infrastructure and Industrials Index (the “Underlying Index”), which has been developed by FTSE International Limited (the “Index Provider” or “FTSE”). The Underlying Index is composed of U.S. and non-U.S. equity securities selected from the FTSE Global All Cap Index (the “Parent Index”). The Parent Index is composed of large-, mid- and small-capitalization stocks from developed and emerging markets. The Underlying Index captures eligible infrastructure and industrials solutions that aim to support energy efficiency and emissions mitigation, pollution reduction, or land and resource optimization. The Underlying Index is designed to reflect the equity performance of U.S. and non-U.S. companies that derive at least 40% of their combined annual green revenues in aggregate from a combination of 29 selected FTSE Green Revenues Classification System (“GRCS”) micro-sectors (as defined by the Index Provider), which were determined based on relevance to the three key themes: (1) energy efficiency and emissions mitigation, (2) pollution reduction, or (3) land and resource optimization.
The energy efficiency and emissions mitigation theme includes: (i) energy efficient infrastructure solutions such as energy or resource efficient products for buildings, semiconductor and microgrid controllers, and smart grid components; (ii) clean transportation or freight solutions including electric or magnetic trains, low emissions buses, airplanes, and ships; and (iii) emissions mitigation infrastructure solutions such as carbon capture and particle or emissions reduction devices. The pollution reduction theme includes: (i) clean water solutions such as wastewater or stormwater management, water distribution, monitoring and purification, and advanced irrigation; (ii) solutions for land pollution including sustainable waste management and land decontamination services and devices; and (iii) air pollution solutions across industrial, transport, and atmospheric settings. The land and resource optimization theme includes: (i) solutions that minimize land-use and local environmental impacts such as environmental testing and desalination equipment; and (ii) recycling solutions and solutions that optimize natural resource-use including advanced and low-weight materials, smart city design, and engineering.
The Index Provider begins with the Parent Index and excludes the securities of companies that it identifies as being involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, and companies involved in thermal coal mining, thermal coal-based power generation or the extraction of oil sands. Certain exclusions (e.g., controversial weapons or manufacturing tobacco products) are categorical, and others are based on percentage of revenue or ownership thresholds. Additionally, the Index Provider excludes companies that it determines are involved in controversies related to the ten United Nations Global Compact (“UNGC”) principles, which are classified into four categories: human rights, labor, environment and anti-corruption. The Index Provider also excludes companies with less than $100 million free float adjusted market capitalization or less than $1 million average daily trading volume over the prior sixty trading-day period. Only companies from the Utilities, Industrials, and Basic Materials Industry Classification Benchmark (ICB) sectors are eligible for inclusion.
The Index Provider includes companies that, at the time of inclusion, derive at least 40% of their combined annual green revenues in aggregate from a combination of 29 selected GRCS micro-sectors (as defined by the Index Provider), which were determined based on relevance to the three key themes. The Index Provider assesses and measures a company’s green revenues under the GRCS based on the following two categories: (1) disclosure of information when a company has sufficient disclosure to measure green revenues and (2) company-specific estimates when a company has limited green revenue disclosures but there is additional non-revenue data such as production volumes, or relevant market or peer data such as market share of a product that can form a reasonable basis for estimating green revenues. The Underlying Index includes companies identified by the Index Provider as deriving green revenue from Tier 1 activities (i.e., activities with significant and clear environmental benefits, such as solar) and Tier 2 activities (i.e., activities with more limited but net positive environmental benefits, such as water utilities) but excludes companies deriving revenue from Tier 3 activities (i.e., activities with some environmental benefits but overall net neutral or negative, such as nuclear).
The Index Provider weights the securities by free float adjusted market-capitalization with a 6% cap for individual stocks. The sum of all weights of issuers above 4.5% will not exceed 45%. The Underlying Index is reviewed and reconstituted semi-annually in March and September and rebalanced quarterly in March, June, September, and December. New constituents will be eligible for inclusion if they have green revenues of 40% or more. Current constituents will be removed if their green revenues fall below 35%.
As of March 31, 2026, the Underlying Index was composed of securities of companies in the following countries or regions: Australia, Belgium, Brazil, Canada, Chile, China, France, Germany, India, Japan, the Netherlands, Norway, Qatar, Saudi Arabia, Spain, Sweden, Switzerland, Taiwan, the United Kingdom (the “U.K.”), and the U.S. As of March 31, 2026, a significant portion of the Underlying Index was represented by securities of companies in the industrials, materials and utilities sectors. As of March 31, 2026, the Underlying Index had 79 components. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund’s 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund’s 80% investment policy may be changed by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by FTSE, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.